Filed with the Securities and Exchange Commission on September 23, 2004

1993 Act File No. 33-32476
1940 Act File No. 811-5970

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 30
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 31

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza, Chicago, Illinois, 60606

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 537-7000

John Millette, Secretary	With a copy to:
Cash Account Trust 222 South Riverside Plaza Chicago, Illinois 60606-5808 (Name and Address of Agent for Service)	Deborah B. Eades David A. Sturms Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On September 23, 2004 pursuant to paragraph b(1)(iii)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On______________ pursuant to paragraph (b)
☐	On ________________pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Cash Account Trust

Davidson Cash Equivalent Shares

PROSPECTUS

September 23, 2004

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

How the Portfolios Work

3	Money Market Portfolio

8	Government & Agency Securities Portfolio

12	Tax-Exempt Portfolio

17	Other Policies and Risks

17	Who Manages and Oversees the Portfolios

19	Financial Highlights

How to Invest in the Portfolios

20	Policies You Should Know About

24	Understanding Distributions and Taxes

Money Market Portfolio

  The Portfolio’s Main Investment Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements that are backed by high-quality securities.

While the portfolio’s advisor gives priority to earning income and maintaining the value of the portfolio’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

The portfolio seeks to achieve its goal of current income by investing in high quality money market securities and maintaining a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7. The portfolio follows two policies designed to maintain a stable share price:

•	Portfolio securities are denominated in US dollars and generally have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 12 months or less at the time of purchase.

•	The portfolio buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

–	have received the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

–	have received the two highest short-term ratings from one NRSRO (if only one organization rates the security);

–	are unrated, but are determined to be of similar quality by the advisor; or

–	have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by the advisor.

Principal investments

The portfolio primarily invests in the following types of investments:

The portfolio may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate.

These include:

•	Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper) and notes. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money

Money Market Portfolio

    3

market funds. For example, some securities have features which have the effect of shortening the security’s maturity.

•	US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.

•	Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

•	Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US banks and US branches of foreign banks), corporations and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations.

The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

  The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the portfolio only buys high quality securities with minimal credit risk. Also, the portfolio only buys securities with remaining maturities of 12 months or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest

4

   Money Market Portfolio

payments of the obligation. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the portfolio may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the portfolio’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the portfolio.

Money Market Portfolio

    5

 The Portfolio’s Performance History

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio’s returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

The Davidson Cash Equivalent Shares are expected to commence operations on September 27, 2004. In the bar chart and table, the performance figures are based on the portfolio’s Institutional Money Market Shares. Davidson Cash Equivalent Shares would have similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.

The “total return” of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

 Annual Total Returns (%) as of 12/31 each year

2004 total return as of June 30: 0.05%

For the periods included in the bar chart:

Best Quarter: 1.45%, Q3 2000	Worst Quarter: 0.01%, Q3 2003

 Average Annual Total Returns as of 12/31/2003

1 Year	Since Inception

0.18%	2.78%

Total returns would have been lower if operating expenses hadn’t been reduced.

Recent and any future declines in interest rate levels could cause the portfolio’s earnings to fall below the portfolio’s expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. D.A. Davidson & Co., the sole sub-distributor of Davidson Cash Equivalent Shares, may periodically waive fees in order to maintain minimum yield levels. These waivers may be changed or terminated at any time without notice. For more recent performance information, contact the financial services firm from which you obtained this prospectus.

6

   Money Market Portfolio

 How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Davidson Cash Equivalent Shares of the portfolio. This information doesn’t include any fees that may be charged by your financial consultant.

 Fee Table

Shareholder Fees (%) (paid directly from your investment)	None

Annual Portfolio Operating Expenses (%) (deducted from portfolio assets)

Management Fee	0.17%

Distribution (12b-1) Fee	0.30

Other Expenses*	0.59

Total Annual Portfolio Operating Expenses**	1.06

*	Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

**	The portfolio’s distributor and D.A. Davidson & Company, the sole sub-distributor of the Davidson Cash Equivalent Shares, have voluntarily agreed to waive or reimburse certain operating expenses from time to time in order to maintain portfolio expenses at agreed upon levels. This waiver or reimbursement arrangement may be terminated at any time at the option of the distributor and D.A. Davidson & Company, subject to the terms of their arrangement.

 Example

Based on the figures above, this example helps you compare the portfolio’s Davidson Cash Equivalent Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year	3 Years	5 Years	10 Years

$108	$337	$585	$1,294

Money Market Portfolio

    7

Government & Agency Securities Portfolio

  The Portfolio’s Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

While the advisor gives priority to earning income and maintaining the value of the portfolio’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

The portfolio pursues its goal by investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities. The portfolio maintains a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7. Portfolio securities are denominated in US dollars and have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 12 months or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

Principal investments

The portfolio primarily invests in the following types of investments:

•	US Treasury bills, notes, bonds and other obligations issued by the US government, its agencies and instrumentalities.

•	Repurchase agreements for which the portfolio buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

8

   Government & Agency Securities Portfolio

  The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the portfolio’s high credit standards, its yield may be lower than the yields of money funds that do not limit their investments to US government and agency securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Credit Risk. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio’s performance. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the US government.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the portfolio.

Government & Agency Securities Portfolio

    9

 The Portfolio’s Performance History

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio’s returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

The Davidson Cash Equivalent Shares are expected to commence operations on September 27, 2004. In the bar chart and table, the performance figures are based on the portfolio’s Premier Money Market Shares. Davidson Cash Equivalent Shares would have similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.

The “total return” of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

 Annual Total Returns (%) as of 12/31 each year

2004 total return as of June 30: 0.02%

For the periods included in the bar chart:

Best Quarter: 1.22%, Q1 2001	Worst Quarter: 0.01%, Q4 2003

 Average Annual Total Returns as of 12/31/2003

1 Year	Since Inception

0.14%	2.31%

Total returns would have been lower if operating expenses hadn’t been reduced.

Recent and any future declines in interest rate levels could cause the portfolio’s earnings to fall below the portfolio’s expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. D.A. Davidson & Co., the sole sub-distributor of Davidson Cash Equivalent Shares, may periodically waive fees in order to maintain minimum yield levels. These waivers may be changed or terminated at any time without notice. For more recent performance information, contact the financial services firm from which you obtained this prospectus.

10

   Government & Agency Securities Portfolio

 How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Davidson Cash Equivalent Shares of the portfolio. This information doesn’t include any fees that may be charged by your financial consultant.

 Fee Table

Shareholder Fees (%) (paid directly from your investment)	None

Annual Portfolio Operating Expenses (%) (deducted from portfolio assets)

Management Fee	0.17%

Distribution (12b-1) Fee	0.30

Other Expenses*	0.59

Total Annual Portfolio Operating Expenses**	1.06

*	Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

**	The portfolio’s distributor and D.A. Davidson & Company, the sole sub-distributor of the Davidson Cash Equivalent Shares, have voluntarily agreed to waive or reimburse certain operating expenses from time to time in order to maintain portfolio expenses at agreed upon levels. This waiver or reimbursement arrangement may be terminated at any time at the option of the distributor and D.A. Davidson & Company, subject to the terms of their arrangement.

 Example

Based on the figures above, this example helps you compare the portfolio’s Davidson Cash Equivalent Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year	3 Years	5 Years	10 Years

$108	$337	$585	$1,294

Government & Agency Securities Portfolio

    11

Tax-Exempt Portfolio

  The Portfolio’s Main Investment Strategy

The portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

The portfolio normally invests at least 80% of net assets in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.

This portfolio is designed for investors in a moderate to high tax bracket who are interested in federal tax-free income along with the liquidity and stability that a money fund is designed to offer.

While the portfolio’s advisor gives priority to earning income and maintaining the value of the portfolio’s principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer’s creditworthiness changes.

The portfolio seeks to achieve its goal of current income by investing in high quality, short-term municipal obligations and maintains a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7. The portfolio follows two policies designed to maintain a stable share price:

•	Portfolio securities are denominated in US dollars and generally have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their effective maturities to 12 months or less at the time of purchase.

•	The portfolio buys short-term municipal obligations that at the time of purchase:

–	have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

–	have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

–	are unrated, but are determined to be of comparable quality by the advisor; or

–	have no short-term rating, but are rated in one of the top two highest long-term rating categories, or are determined to be of similar quality by the advisor.

Principal investments

The portfolio primarily invests in the following types of investments:

•	Municipal trust receipts (MTRs). MTRs may also be called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership

12

   Tax-Exempt Portfolio

coupled with a conditional right to sell, or put, the holder’s interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. The portfolio managers may invest up to 25% of the portfolio’s net assets in MTRs.

•	General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

•	Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer’s taxing power.

•	Tax-exempt commercial paper, which is tax-exempt obligations of borrowers that generally mature in 270 days or less.

•	Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

•	Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer’s payments for a stated amount), general bank guarantees or municipal bond insurance.

•	Floating rate bonds whose interest rates vary with changes in specified market rates or indexes. The portfolio may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

•	Private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and industrial development bonds. Note that the interest on these bonds may be subject to local, state and federal income taxes, including the AMT.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

  The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating

Tax-Exempt Portfolio

    13

or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the portfolio only buys high quality securities with minimal credit risk. Also, the portfolio primarily buys securities with remaining maturities of 12 months or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions. In addition, the municipal securities market is narrower, less liquid and has fewer investors than the taxable market.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio’s returns to lag behind those of similar money market funds.

Municipal Trust Receipts Risk. The portfolio’s investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds and notes. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the portfolio.

Special Tax Features. Political or legal actions could change the tax-exempt status of the portfolio’s dividends. Also, to the extent that the portfolio invests in taxable securities, a portion of its income would be subject to regular federal income taxation.

Temporary Defensive Position. In response to adverse political, economic or market events, the portfolio may adopt a temporary defensive position in which it places more than 20% of the portfolio’s assets in high quality money market investments that are subject to federal income tax. To the extent that the portfolio might do so, it may not meet its goal of a high level of current tax-free income.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the portfolio.

14

   Tax-Exempt Portfolio

 The Portfolio’s Performance History

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio’s returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

The Davidson Cash Equivalent Shares are expected to commence operations on September 27, 2004. In the bar chart and table, the performance figures are based on the portfolio’s Tax Exempt Cash Institutional Shares. Davidson Cash Equivalent Shares would have similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.

The “total return” of a portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

 Annual Total Returns (%) as of 12/31 each year

2004 total return as of June 30: 0.00%

For the periods included in the bar chart:

Best Quarter: 0.84%, Q4 2000	Worst Quarter: 0.00%, Q3 2003

 Average Annual Total Returns as of 12/31/2003

1 Year	Since Inception

0.04%	1.38%

Total returns would have been lower if operating expenses hadn’t been reduced.

Recent and any future declines in interest rate levels could cause the portfolio’s earnings to fall below the portfolio’s expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. D.A. Davidson & Co., the sole sub-distributor of Davidson Cash Equivalent Shares, may periodically waive fees in order to maintain minimum yield levels. These waivers may be changed or terminated at any time without notice. For more recent performance information, contact the financial services firm from which you obtained this prospectus.

Tax-Exempt Portfolio

    15

 How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Davidson Cash Equivalent Shares of the portfolio. This information doesn’t include any fees that may be charged by your financial consultant.

 Fee Table

Shareholder Fees (%) (paid directly from your investment)	None

Annual Portfolio Operating Expenses (%) (deducted from portfolio assets)

Management Fee	0.17%

Distribution (12b-1) Fee	0.30

Other Expenses*	0.59

Total Annual Portfolio Operating Expenses**	1.06

*	Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

**	The portfolio’s distributor and D.A. Davidson & Company, the sole sub-distributor of the Davidson Cash Equivalent Shares, have voluntarily agreed to waive or reimburse certain operating expenses from time to time in order to maintain portfolio expenses at agreed upon levels. This waiver or reimbursement arrangement may be terminated at any time at the option of the distributor and D.A. Davidson & Company, subject to the terms of their arrangement.

 Example

Based on the figures above, this example helps you compare the portfolio’s Davidson Cash Equivalent Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year	3 Years	5 Years	10 Years

$108	$337	$585	$1,294

16

   Tax-Exempt Portfolio

  Other Policies and Risks

While the previous pages describe the main points of each portfolio’s strategy and risks, there is additional information to know:

•	For Government & Agency Securities Portfolio, the Board will provide shareholders with at least 60 days’ notice prior to making any changes to the portfolio’s policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities.

•	As a temporary defensive measure, the Tax-Exempt Portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the portfolios.

If you want more information on a portfolio’s permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

  Who Manages and Oversees the Portfolios

The investment advisor

Deutsche Investment Management Americas Inc. (“DeIM”), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes each portfolio’s investment decisions, buys and sells securities for each portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds, and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Other Policies and Risks

    17

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio’s average daily net assets:

Portfolio Name	Fee Paid

Money Market Portfolio	0.17%

Government & Agency Securities Portfolio	0.17%

Tax-Exempt Portfolio	0.17%

Regulatory Update. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisers. Publicity about mutual fund practices arising from these industry wide inquiries serve as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management (“DeAM”) and its affiliates, certain individuals, including in some cases Fund Trustees, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each portfolio. These investment professionals have a broad range of experience managing money market funds.

18

   Who Manages and Oversees the Portfolios

 Financial Highlights

Since there were no Davidson Cash Equivalent Shares issued prior to the date of the Prospectus, no data is available.

Financial Highlights

    19

How to Invest in the Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial institution, you should contact a representative of your financial institution for instructions on how to buy or sell portfolio shares.

  Policies You Should Know About
The policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through a financial institution.

If you are investing through a financial institution, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that financial institutions may charge fees separate from those charged by the portfolios.

Keep in mind that the information in this prospectus applies only to each portfolio’s Davidson Cash Equivalent Shares. The Money Market Portfolio has six other share classes; Government & Agency Securities Portfolio has three other share classes; and Tax-Exempt Portfolio has four other share classes. The portfolios’ additional classes are described in separate prospectuses and have different fees, requirements and services.

Rule 12b-1 Plan

Each portfolio has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the class that are used by Scudder Distributors, Inc., as principal underwriter, to pay for distribution and services for that class. Under the 12b-1 plan, each portfolio pays an annual distribution fee, payable monthly, of 0.30% of each portfolio’s average daily net assets. Because 12b-1 fees are paid out of the portfolio assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than paying other types of sales charges.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 332-5915.

20

   Policies You Should Know About

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open. Normally, each portfolio calculates its share prices every business day: at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time for Money Market Portfolio; at 12:00 p.m., 2:00 p.m., 4:00 p.m. and 9:00 p.m. Eastern time for Government & Agency Securities Portfolio; and at 12:00 p.m. and 4:00 p.m. Eastern time for Tax-Exempt Portfolio.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each portfolio then we may reject your application and order.

Each portfolio will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in “good order.” After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by each portfolio, after a reasonable effort to do so, you will be notified.

The portfolios generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Your financial consultant should be able to tell you when your order will be processed. It is the responsibility of your financial consultant to forward your order to the transfer agent in a timely manner.

For Government & Agency Securities Portfolio, wire purchase transactions that arrive by 2:00 p.m. Eastern time (12:00 p.m. Eastern time for Tax-Exempt Portfolio) will receive that day’s dividend. Wire purchase transactions received by 4:00 p.m. Eastern time for Tax-Exempt Portfolio or for Government & Agency Securities Portfolio will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. Confirmed share purchases that are effective at 9:00 p.m. Eastern time for Government & Agency Securities Portfolio will receive dividends upon receipt of payment in accordance with the time provisions above.

Policies You Should Know About

    21

For Money Market Portfolio, wire purchase transactions that arrive by 4:00 p.m. Eastern time will receive that day’s dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination, may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Wire purchase transactions received by 5:00 p.m. Eastern time will start to accrue dividends the next calendar day. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

When selling shares, you’ll generally receive the dividend for the day on which your shares were sold.

Checkwriting lets you sell shares of a portfolio by writing a check. Your investment keeps earning dividends until your check clears. Please note that checks must be written for a minimum of $250 and you should not write checks for more than $5,000,000. Note as well that we cannot honor any check larger than your balance at the time the check is presented to us.

Please keep in mind that if you made a recent purchase by check and that check has not cleared yet, those funds will not be available for immediate redemption.

The portfolios accept payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although for Government & Agency Securities and Tax-Exempt Portfolios only, it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your financial consultant.

Your financial institution may set its own minimum investments, although those set by each portfolio are $1,000 for the minimum initial investment.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial consultant for more information.

We do not offer share certificates.

How the portfolios calculate share price

To calculate the net asset value per share, or NAV, each portfolio uses the following equation:

TOTAL ASSETS - TOTAL LIABILITIES TOTAL NUMBER OF SHARES OUTSTANDING	= NAV

The price at which you sell shares is also the NAV.

22

   Policies You Should Know About

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

•	withdraw or suspend the offering of shares at any time

•	withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

•	reject a new account application if you don’t provide any required or requested identifying information, or for other reasons

•	refuse, cancel or rescind any purchase order; freeze any account (meaning you will not be able to purchase portfolio shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in each portfolio’s best interest or when each portfolio is requested or compelled to do so by governmental authority or by applicable law

•	close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your portfolio’s shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your portfolio shares and you may incur tax liability

•	for Government & Agency Securities and Tax-Exempt Portfolios, pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, a portfolio won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a portfolio’s net assets, whichever is less

•	change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the portfolio’s investment minimums at any time)

•	suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares

•	each portfolio reserves the right to reject or limit purchase orders, without prior notice, for these or other reasons.

•	each portfolio reserves the right at any time to waive or increase the minimum investment requirements or change, add or withdraw various services, fees and account policies. All orders to purchase shares of the portfolio are subject to acceptance and are not binding until confirmed or accepted in writing.

Policies You Should Know About

    23

  Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A portfolio’s earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.

Each portfolio’s income dividends are declared daily and paid monthly to shareholders. The taxable money portfolios may take into account capital gains and losses in their daily dividend declarations. The portfolios may make additional distributions for tax purposes if necessary.

Your dividends will be automatically reinvested in portfolio shares (at NAV) without sales charges.

For federal income tax purposes, distributions of investment income (other than “tax-exempt dividends” for the Tax-Exempt Portfolio) are taxable as ordinary income. The portfolios do not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Because each portfolio seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell portfolio shares. For tax purposes, an exchange is the same as a sale. For most shareholders, dividends from the Tax-Exempt Portfolio are generally exempt from federal income tax, and a portion of the dividends from the Government Securities Portfolio are generally exempt from state and local income taxes. However, there are a few exceptions:

•	A portion of the portfolio’s dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

•	With respect to the Tax-Exempt Portfolio, because the portfolio can invest up to 20% of assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax-Exempt Portfolio may have on the federal taxation of your benefits.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Your portfolio prepares detailed tax information every January. These statements tell you the amount of dividends credited in that calendar year.

24

   Understanding Distributions and Taxes

 To Get More Information

Shareholder reports — These include commentary from each portfolio’s management team about recent market conditions and the effects of a portfolio’s strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and each portfolio’s financial statements. Shareholders get the reports automatically.

Statement of Additional Information (SAI) — This tells you more about a portfolio’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

If you’d like to ask for copies of these documents, please contact Scudder Investments, D.A. Davidson & Co. or the SEC (see below). If you like, you can look over these materials and other information about the portfolios at the SEC’s Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC’s Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee.

SEC
Public Reference Section
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov

SEC File Number:

Cash Account Trust                 811-5970
Money Market Portfolio
Government & Agency Securities
Portfolio
Tax-Exempt Portfolio

This page

intentionally
left blank
(not part of prospectus).

PROSPECTUS ENCLOSED
Cash
Account
Trust
Davidson Cash Equivalent Shares
September 23, 2004
Money Market Portfolio

Government & Agency Securities
Portfolio

Tax-Exempt Portfolio

  Printed on recycled paper
 DADCE-1 (10-01-04)

Cash Account Trust

Davidson Cash Equivalent Plus Shares

PROSPECTUS

September 23, 2004

Money Market Portfolio

Government & Agency Securities Portfolio

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

How the Portfolios Work

3	Money Market Portfolio

8	Government & Agency Securities Portfolio

12	Other Policies and Risks

12	Who Manages and Oversees the Portfolios

14	Financial Highlights

How to Invest in the Portfolios

15	Policies You Should Know About

18	Understanding Distributions and Taxes

Money Market Portfolio

  The Portfolio’s Main Investment Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements that are backed by high-quality securities.

While the portfolio’s advisor gives priority to earning income and maintaining the value of the portfolio’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

The portfolio seeks to achieve its goal of current income by investing in high quality money market securities and maintaining a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7. The portfolio follows two policies designed to maintain a stable share price:

•	Portfolio securities are denominated in US dollars and generally have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 12 months or less at the time of purchase.

•	The portfolio buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

–	have received the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

–	have received the two highest short-term ratings from one NRSRO (if only one organization rates the security);

–	are unrated, but are determined to be of similar quality by the advisor; or

–	have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by the advisor.

Principal investments

The portfolio primarily invests in the following types of investments:

The portfolio may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate.

These include:

•	Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper) and notes. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money

Money Market Portfolio

    3

market funds. For example, some securities have features which have the effect of shortening the security’s maturity.

•	US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.

•	Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

•	Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US banks and US branches of foreign banks), corporations and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations.

The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

  The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the portfolio only buys high quality securities with minimal credit risk. Also, the portfolio only buys securities with remaining maturities of 12 months or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest

4

   Money Market Portfolio

payments of the obligation. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the portfolio may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the portfolio’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the portfolio.

Money Market Portfolio

    5

 The Portfolio’s Performance History

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio’s returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

The Davidson Cash Equivalent Plus Shares are expected to commence operations on September 27, 2004. In the bar chart and table, the performance figures are based on the portfolio’s Institutional Money Market Shares. Davidson Cash Equivalent Plus Shares would have similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.

The “total return” of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

 Annual Total Returns (%) as of 12/31 each year

2004 total return as of June 30: 0.12%

For the periods included in the bar chart:

Best Quarter: 1.48%, Q3 2000	Worst Quarter: 0.05%, Q3 2003

 Average Annual Total Returns as of 12/31/2003

1 Year	Since Inception

0.33%	2.93%

Total returns would have been lower if operating expenses hadn’t been reduced.

Recent and any future declines in interest rate levels could cause the portfolio’s earnings to fall below the portfolio’s expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. D.A. Davidson & Co., the sole sub-distributor of Davidson Cash Equivalent Plus Shares, may periodically waive fees in order to maintain minimum yield levels. These waivers may be changed or terminated at any time without notice. For more recent performance information, contact the financial services firm from which you obtained this prospectus.

6

   Money Market Portfolio

 How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Davidson Cash Equivalent Plus Shares of the portfolio. This information doesn’t include any fees that may be charged by your financial consultant.

 Fee Table

Shareholder Fees (%) (paid directly from your investment)	None

Annual Portfolio Operating Expenses (%) (deducted from portfolio assets)

Management Fee	0.17%

Distribution (12b-1) Fee	0.25

Other Expenses*	0.49

Total Annual Portfolio Operating Expenses**	0.91

*	Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

**	The portfolio’s distributor and D.A. Davidson & Company, the sole sub-distributor of the Davidson Cash Equivalent Plus Shares, have voluntarily agreed to waive or reimburse certain operating expenses from time to time in order to maintain portfolio expenses at agreed upon levels. This waiver or reimbursement arrangement may be terminated at any time at the option of the distributor and D.A. Davidson & Company, subject to the terms of their arrangement.

 Example

Based on the figures above, this example helps you compare the portfolio’s Davidson Cash Equivalent Plus Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year	3 Years	5 Years	10 Years

$93	$290	$504	$1,120

Money Market Portfolio

    7

Government & Agency Securities Portfolio

  The Portfolio’s Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

While the advisor gives priority to earning income and maintaining the value of the portfolio’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

The portfolio pursues its goal by investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities. The portfolio maintains a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7. Portfolio securities are denominated in US dollars and have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 12 months or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

Principal investments

The portfolio primarily invests in the following types of investments:

•	US Treasury bills, notes, bonds and other obligations issued by the US government, its agencies and instrumentalities.

•	Repurchase agreements for which the portfolio buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

8

   Government & Agency Securities Portfolio

  The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the portfolio’s high credit standards, its yield may be lower than the yields of money funds that do not limit their investments to US government and agency securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Credit Risk. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio’s performance. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the US government.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the portfolio.

Government & Agency Securities Portfolio

    9

 The Portfolio’s Performance History

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio’s returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

The Davidson Cash Equivalent Plus Shares are expected to commence operations on September 27, 2004. In the bar chart and table, the performance figures of the portfolio’s Premier Money Market Shares are shown. Davidson Cash Equivalent Plus Shares would have similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.

The “total return” of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

 Annual Total Returns (%) as of 12/31 each year

2004 total return as of June 30: 0.03%

For the periods included in the bar chart:

Best Quarter: 1.23%, Q1 2001	Worst Quarter: 0.02%, Q4 2003

 Average Annual Total Returns as of 12/31/2003

1 Year	Since Inception

0.17%	2.35%

Total returns would have been lower if operating expenses hadn’t been reduced.

Recent and any future declines in interest rate levels could cause the portfolio’s earnings to fall below the portfolio’s expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. D.A. Davidson & Co., the sole sub-distributor of the Davidson Cash Equivalent Plus Shares, may periodically waive fees in order to maintain minimum yield levels. These waivers may be changed or terminated at any time without notice. For more recent performance information, contact the financial services firm from which you obtained this prospectus.

10

   Government & Agency Securities Portfolio

 How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Davidson Cash Equivalent Plus Shares of the portfolio. This information doesn’t include any fees that may be charged by your financial consultant.

 Fee Table

Shareholder Fees (%) (paid directly from your investment)	None

Annual Portfolio Operating Expenses (%) (deducted from portfolio assets)

Management Fee	0.17%

Distribution (12b-1) Fee	0.25

Other Expenses*	0.49

Total Annual Portfolio Operating Expenses**	0.91

*	Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

**	The portfolio’s distributor and D.A. Davidson & Company, the sole sub-distributor of the Davidson Cash Equivalent Plus Shares, have voluntarily agreed to waive or reimburse certain operating expenses from time to time in order to maintain portfolio expenses at agreed upon levels. This waiver or reimbursement arrangement may be terminated at any time at the option of the distributor and D.A. Davidson & Company, subject to the terms of their arrangement.

 Example

Based on the figures above, this example helps you compare the portfolio’s Davidson Cash Equivalent Plus Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year	3 Years	5 Years	10 Years

$93	$290	$504	$1,120

Government & Agency Securities Portfolio

    11

  Other Policies and Risks
While the previous pages describe the main points of each portfolio’s strategy and risks, there is additional information to know:

•	For Government & Agency Securities Portfolio, the Board will provide shareholders with at least 60 days’ notice prior to making any changes to the portfolio’s policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the portfolios.

If you want more information on a portfolio’s permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

  Who Manages and Oversees the Portfolios

The investment advisor

Deutsche Investment Management Americas Inc. (“DeIM”), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes each portfolio’s investment decisions, buys and sells securities for each portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds, and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

12

   Other Policies and Risks

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio’s average daily net assets:

Portfolio Name	Fee Paid

Money Market Portfolio	0.17%

Government & Agency Securities Portfolio	0.17%

Regulatory Update. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisers. Publicity about mutual fund practices arising from these industry wide inquiries serve as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management (“DeAM”) and its affiliates, certain individuals, including in some cases Fund Trustees, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each portfolio. These investment professionals have a broad range of experience managing money market funds.

Who Manages and Oversees the Portfolios

    13

 Financial Highlights

Since there were no Davidson Cash Equivalent Plus Shares issued prior to the date of the Prospectus, no data is available.

14

   Financial Highlights

How to Invest in the Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial institution, you should contact a representative of your financial institution for instructions on how to buy or sell portfolio shares.

  Policies You Should Know About
The policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through a financial institution.

If you are investing through a financial institution, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that financial institutions may charge fees separate from those charged by the portfolios.

Keep in mind that the information in this prospectus applies only to each portfolio’s Davidson Cash Equivalent Plus Shares. The Money Market Portfolio has six other share classes and Government & Agency Securities Portfolio has three other share classes. The portfolios’ additional classes are described in separate prospectuses and have different fees, requirements and services.

Rule 12b-1 Plan

Each portfolio has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the class that are used by Scudder Distributors, Inc., as principal underwriter, to pay for distribution and services for that class. Under the 12b-1 plan, each portfolio pays an annual distribution fee, payable monthly, of 0.25% of each portfolio’s average daily net assets. Because 12b-1 fees are paid out of the portfolio assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than paying other types of sales charges.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 332-5915.

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open. Normally, each portfolio calculates its share prices every business day: at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time

Policies You Should Know About

    15

for Money Market Portfolio; and at 12:00 p.m., 2:00 p.m., 4:00 p.m. and 9:00 p.m. Eastern time for Government & Agency Securities Portfolio.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each portfolio then we may reject your application and order.

Each portfolio will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in “good order.” After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by each portfolio, after a reasonable effort to do so, you will be notified.

The portfolios generally will not accept new account applications to establish an account with a non-US address (APO/ FPO and US territories are acceptable) or for a non-resident alien.

Your financial consultant should be able to tell you when your order will be processed. It is the responsibility of your financial consultant to forward your order to the transfer agent in a timely manner.

For Government & Agency Securities Portfolio, wire purchase transactions that arrive by 2:00 p.m. Eastern time will receive that day’s dividend. Wire purchase transactions received by 4:00 p.m. Eastern time for Government & Agency Securities Portfolio will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. Confirmed share purchases that are effective at 9:00 p.m. Eastern time for Government & Agency Securities Portfolio will receive dividends upon receipt of payment in accordance with the time provisions above.

For Money Market Portfolio, wire purchase transactions that arrive by 4:00 p.m. Eastern time will receive that day’s dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination, may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase

16

   Policies You Should Know About

orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Wire purchase transactions received by 5:00 p.m. Eastern time will start to accrue dividends the next calendar day. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

When selling shares, you’ll generally receive the dividend for the day on which your shares were sold.

Checkwriting lets you sell shares of a portfolio by writing a check. Your investment keeps earning dividends until your check clears. Please note that checks must be written for a minimum of $250 and you should not write checks for more than $5,000,000. Note as well that we cannot honor any check larger than your balance at the time the check is presented to us.

Please keep in mind that if you made a recent purchase by check and that check has not cleared yet, those funds will not be available for immediate redemption.

The portfolios accept payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although for Government & Agency Securities Portfolio only, it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your financial consultant.

Your financial institution may set its own minimum investments, although those set by each portfolio are $10,000 for the minimum initial investment.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial consultant for more information.

We do not offer share certificates.

How the portfolios calculate share price

To calculate the net asset value per share, or NAV, each portfolio uses the following equation:

TOTAL ASSETS - TOTAL LIABILITIES TOTAL NUMBER OF SHARES OUTSTANDING	= NAV

The price at which you sell shares is also the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Policies You Should Know About

    17

Other rights we reserve

You should be aware that we may do any of the following:

•	withdraw or suspend the offering of shares at any time

•	withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

•	reject a new account application if you don’t provide any required or requested identifying information, or for other reasons

•	refuse, cancel or rescind any purchase order; freeze any account (meaning you will not be able to purchase portfolio shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in each portfolio’s best interest or when each portfolio is requested or compelled to do so by governmental authority or by applicable law

•	close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your portfolio’s shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your portfolio shares and you may incur tax liability

•	for Government & Agency Securities Portfolio, pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a portfolio’s net assets, whichever is less

•	change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the portfolio’s investment minimums at any time)

•	suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares

•	each portfolio reserves the right to reject or limit purchase orders, without prior notice, for these or other reasons.

•	each portfolio reserves the right at any time to waive or increase the minimum investment requirements or change, add or withdraw various services, fees and account policies. All orders to purchase shares of the portfolio are subject to acceptance and are not binding until confirmed or accepted in writing.

  Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A

18

   Understanding Distributions and Taxes

portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A portfolio’s earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.

Each portfolio’s income dividends are declared daily and paid monthly to shareholders. The portfolios may take into account capital gains and losses in their daily dividend declarations. The portfolios may make additional distributions for tax purposes if necessary.

Your dividends will be automatically reinvested in portfolio shares (at NAV), without sales charges.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The portfolios do not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Because each portfolio seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell portfolio shares. For tax purposes, an exchange is the same as a sale. For most shareholders, a portion of the dividends from the Government Securities Portfolio are generally exempt from state and local income taxes. However, a portion of the portfolio’s dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Your portfolio prepares detailed tax information every January. These statements tell you the amount of dividends credited in that calendar year.

Understanding Distributions and Taxes

    19

 To Get More Information

Shareholder reports — These include commentary from each portfolio’s management team about recent market conditions and the effects of a portfolio’s strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and each portfolio’s financial statements. Shareholders get the reports automatically.

Statement of Additional Information (SAI) — This tells you more about a portfolio’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

If you’d like to ask for copies of these documents, please contact Scudder Investments, D.A. Davidson & Co. or the SEC (see below). If you like, you can look over these materials and other information about the portfolios at the SEC’s Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC’s Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee.

SEC
Public Reference Section
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov

SEC File Number:

Cash Account Trust                 811-5970
Money Market Portfolio
Government & Agency Securities
Portfolio

This page

intentionally
left blank
(not part of prospectus).

PROSPECTUS ENCLOSED
Cash
Account
Trust
Davidson Cash Equivalent Plus Shares
September 23, 2004
Money Market Portfolio

Government & Agency Securities
Portfolio

  Printed on recycled paper
 DADCEP-1 (10-01-04)

CASH ACCOUNT TRUST

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Davidson Cash Equivalent Shares
Davidson Cash Equivalent Plus Shares

STATEMENT OF ADDITIONAL INFORMATION

September 23, 2004

This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus for the Davidson Cash Equivalent Shares and the combined prospectus for the Davidson Cash Equivalent Plus Shares of the Portfolios noted above dated September 23, 2004, as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-332-5915, or from the firm from which this Statement of Additional Information was obtained.

The Annual Reports of the Portfolios, dated April 30, 2004, which accompany this Statement of Additional Information may also be obtained free of charge by calling 1-800-332-5915. The Annual Reports are incorporated by reference into and are hereby deemed to be a part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the prospectuses.

i

     This combined Statement of Additional Information contains information about the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and the Government and Agency Securities Portfolio and the Davidson Cash Equivalent Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a “Portfolio,” collectively the “Portfolios”) offered by Cash Account Trust (the “Trust”).

INVESTMENT RESTRICTIONS

     The Trust has adopted for the Portfolios certain investment restrictions which, together with the investment objectives and policies of each Portfolio (except for policies designated as nonfundamental), may not be changed for a Portfolio without the approval of a majority of its outstanding voting securities which, under the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder and as used in this combined Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of a Portfolio present at such meeting, if holders of more than 50% of the outstanding voting securities of a Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Portfolio.

     The Trust is an open-end diversified management investment company.

     The Money Market Portfolio and the Government & Agency Securities Portfolio individually may not:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio’s assets would be invested in securities of that issuer.

     (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

     (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

     (4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio’s total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

     (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

     (6) Write, purchase or sell puts, calls or combinations thereof.

     (7) Purchase or retain the securities of any issuer if any of the officers or trustees of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (8) Invest for the purpose of exercising control or management of another issuer.

     (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

     (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (12) Issue senior securities as defined in the 1940 Act.

     Additionally, the Money Market Portfolio may not:

     (13) Concentrate 25% or more of the value of the Portfolio’s assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment advisor, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.

     With regard to restriction #13, for purposes of determining the concentration of the Portfolio’s total assets, asset backed securities will be classified separately, based on standard classification used by rating agencies. Currently, the following classifications are used: securities arbitrage programs, multi-seller programs, single-dweller programs, loan backed programs, hybrid programs and special investment vehicles.

     The Tax-Exempt Portfolio may not:

     (1) Purchase securities if as a result of such purchase more than 25% of the Portfolio’s total assets would be invested in any industry or in any one state. Municipal securities and obligations of, or guaranteed by, the US Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

     (2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the US Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio’s assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity that has the primary responsibility for the payment of interest and principal as the issuer.

     (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

     (4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio’s total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

     (5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

     (6) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase municipal securities subject to standby commitments in accordance with its investment objective and policies.

     (7) Purchase or retain the securities of any issuer if any of the officers or trustees of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (8) Invest for the purpose of exercising control or management of another issuer.

     (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Portfolio may invest in municipal securities secured by real estate or interests therein.

     (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs or leases.

     (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (12) Issue senior securities as defined in the 1940 Act.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.

     The Tax-Exempt Portfolio, as a nonfundamental policy that may be changed without shareholder vote, individually may not:

     (i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     The Money Market Portfolio and Government & Agency Securities Portfolio, as a nonfundamental policy that may be changed without shareholder vote, individually may not:

     (i) Investment more than 10% of total assets in non-affiliated registered investment companies.

     The Portfolios will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio’s net assets valued at the time of the transaction would be invested in such securities.

INVESTMENT POLICIES AND TECHNIQUES

     The Portfolios described in this Statement of Additional Information seek to provide maximum current income consistent with stability of capital. Each Portfolio is managed to maintain a net asset value of $1.00 per share.

     The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. The Trust is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors’ money that it uses to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers three investment Portfolios: the Money Market Portfolio, the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio. A Portfolio’s investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Thus, each Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

     Money Market Portfolio. The Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by normally investing primarily in the following types of US Dollar-denominated money market instruments that mature in 12 months or less:

     1. Obligations of, or guaranteed by, the US or Canadian governments, their agencies or instrumentalities.

     2. Bank certificates of deposit, time deposits or bankers’ acceptances of US banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

     3. Bank certificates of deposit, time deposits or bankers’ acceptances of foreign banks (including their US and foreign branches) having total assets in excess of $10 billion.

     4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”), or Duff & Phelps, Inc. (“Duff”); or (ii) if unrated, are determined to be at least equal in quality to one or more of the below ratings in the discretion of Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”). Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody’s, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see “Appendix—Ratings of Investments” in this Statement of Additional Information.

     5. Repurchase agreements of obligations that are suitable for investment under the categories are set forth above. Repurchase agreements are discussed below.

     In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act.

     The Portfolio will normally invest at least 25% of its total assets in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Portfolio’s Advisor temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture. Investments by the Portfolio in Eurodollar certificates of deposit issued by London branches of US banks, or obligations issued by foreign entities, including US branches of foreign banks, involve risks that are different from investments in securities of domestic branches of US banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of US banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by US banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to US banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

     The Portfolio may invest in high quality participation certificates (“Certificates”) representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the Certificates may be fixed or may be adjusted periodically or “float” continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate. A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the Certificates. Payments of principal and interest on the Certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates is based primarily upon the value of the receivables held by the Trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the Trust. The Portfolio’s investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Portfolio. Collection of receivables in the Trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered Certificates there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in Certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio’s assets.

     Government & Agency Securities Portfolio. The Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing, under normal circumstances, exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US Government, its agencies or instrumentalities and repurchase agreements backed by such obligations. All such securities purchased have an effective maturity date of 12 months or less. Some securities issued by US Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others are backed by the full faith and credit of the US Government. The US Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality that are backed by the full faith and credit of the US Government, there is no guarantee that the US Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Income paid by Treasuries is usually free from state and local income taxes, and for most fund shareholders the bulk of fund distributions will be free from these taxes as well (although not from federal income tax).

     Tax-Exempt Portfolio. The Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal circumstances, at least 80% of the Portfolio’s net assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax and alternative minimum tax (“Municipal Securities”). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider certain “private activity” bonds (i.e., those subject to AMT) to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become nonfundamental.

     The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a “Standby Commitment.” Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio’s Advisor revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio’s policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio’s Advisor to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

     The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio’s interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of 12 months or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the Trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio’s Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio’s investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

     The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

     A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors’ perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio’s assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

     The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

     In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio’s investment manager. To the extent that the Portfolio’s assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio’s assets were not so concentrated.

Investment Policies

     Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing a Portfolio’s assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more Portfolios but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on a Portfolio’s performance. It is possible that certain investment practices and techniques described below may not be permissible for a Portfolio based on its investment restrictions, as described herein and in the applicable prospectus of the Portfolios.

     Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers’ acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. A Portfolio may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although a Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

     A Portfolio may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the US Government, (ii) at no time will a fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of a Portfolio’s assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

     Banker’s acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to a Portfolio’s limitation on investments in illiquid securities.

     Certificates of Participation. A Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a fund an undivided interest in the Municipal Security in the proportion that a fund’s interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. A Portfolio’s Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a fund. It is anticipated by a fund’s Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, a fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

     Funding Agreements. (Money Market Portfolio only.) Funding agreements are contracts issued by insurance companies that provide investors the right to receive a variable rate of interest and the full return of principal at maturity. Funding agreements also include a put option that allows a fund to terminate the agreement at a specified time to the insurance company prior to maturity. Funding agreements generally offer a higher yield than other variable securities with similar credit ratings. The primary risk of a funding agreement is the credit quality of the insurance company that issues it. Funding agreements are considered “illiquid” securities and will count towards a fund’s limit on investing in illiquid securities.

     Illiquid Securities and Restricted Securities. A Portfolio may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

     Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

     A Portfolio’s Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a fund may be required to bear all or part of the registration expenses. A Portfolio may be deemed to be an “underwriter” for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

     A Portfolio may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

     A Portfolio may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Portfolio’s decision to sell a restricted or illiquid security and the point at which a Portfolio is permitted or able to sell such security, a Portfolio might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Portfolio.

     Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of a Portfolio’s investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

     Interfund Borrowing and Lending Program. The Trust, on behalf of a Portfolio, has received exemptive relief from the SEC which permits a fund to participate in an interfund borrowing and lending program among certain investment companies advised by the Advisor. The interfund borrowing and lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the Portfolio’s investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day’s notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, a Portfolio, as a matter of nonfundamental policy, may not borrow except in accordance with its fundamental and nonfundamental policies.

     Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a fund may be used for letter of credit backed investments.

     Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, a fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of its responsibilities under that rule, the Board of Trustees has approved policies established by the Advisor reasonably calculated to prevent a Portfolio’s net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Board will periodically review the Advisor’s operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in a Portfolio’s investment portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the investment portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of a Portfolio will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to fund securities which experience a downgrade in rating or suffer a default.

     Securities eligible for investment by a Portfolio are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as “first tier securities.” Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as “second tier securities.” A Portfolio will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. A Portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a Portfolio may not make more than one such investment at any time during such period. A Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by a fund. Further, a Portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by a Portfolio.

     The assets of a Portfolio consist entirely of cash items and investments having an effective maturity date of 12 months or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the underlying obligation). The term “Government Securities,” as used herein, means securities issued or guaranteed as to principal or interest by the US Government, its agencies or instrumentalities. A Portfolio will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of a Portfolio will vary according to the management’s appraisal of money market conditions. A Portfolio will invest only in securities determined by the Advisor, pursuant to procedures adopted by the Board, to be of high quality with minimal credit risks.

     Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

     A Portfolio may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of a fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular fund. A Portfolio has the right to sell the participation back to the bank after seven days’ notice for the full principal amount of a fund’s interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to a fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from a Portfolio in connection with the arrangement. A Portfolio will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for a fund.

     A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Portfolio’s original investment.

     Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a Portfolio’s limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Portfolio may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio.

     A Portfolio may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a fund with the right to demand payment, on not more than seven days’ notice, of all or any part of such fund’s participation interest in the underlying municipal lease obligation, plus accrued interest.

     Municipal Securities. Municipal Securities generally are classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by a fund is in most cases revenue bonds and generally is not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, a fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A fund may invest in short-term “private activity” bonds. Municipal securities such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

     Municipal Securities which a Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

     Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer-term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or “Ginnie Mae” (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

     A Portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities assigned by Moody’s (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the US Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of US Government securities acceptable to a Portfolio’s Advisor; (d) have at the time of purchase Moody’s short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P’s municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody’s or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of a fund’s Advisor. See “Appendix” for a more detailed discussion of the Moody’s and S&P ratings outlined above. In addition, a fund limits its investments to securities that meet the quality requirements of Rule 2a-7 under the 1940 Act. See “Net Asset Value.”

     Dividends representing net interest income received by a Portfolio on Municipal Securities will be exempt from federal income tax when distributed to a Portfolio’s shareholders. Such dividend income may be subject to state and local taxes. A Portfolio’s assets will consist of Municipal Securities, taxable temporary investments as described below and cash. A fund considers short-term Municipal Securities to be those that mature in 12 months or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

     The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

     Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

     From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Tax-Exempt Portfolio may invest in taxable “temporary investments” that include: obligations of the US Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody’s or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities (limited under normal circumstances to 20% of the Portfolio’s total assets), it is the Portfolio’s primary intention to generate income dividends that are not subject to federal income taxes.

     Repurchase Agreements. A Portfolio may invest in repurchase agreements, which are instruments under which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during a Portfolio’s holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

     A Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations a fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody’s, S&P or Duff.

     A repurchase agreement provides a means for a Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Portfolio) “acquires a security” (Obligation) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

     It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by a fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a Portfolio has not perfected an interest in the Obligation, a fund may be required to return the Obligation to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a fund is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to a fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to enforce the seller’s contractual obligation to deliver additional securities.

     Section 4(2) Paper. Subject to its investment objectives and policies, a Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Portfolio also may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like a fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by a Portfolio’s Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of a fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

     Securities Backed by Guarantees. A Portfolio may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund’s ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a fund and affect its share price.

     Stand-by Commitments. A stand-by commitment is a right acquired by a Portfolio, when it purchases a municipal obligation from a broker, dealer or other financial institution (“seller”), to sell up to the same principal amount of such securities back to the seller, at a fund’s option, at a specified price. Stand-by commitments are also known as “puts.” The exercise by a fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

     Stand-by commitments acquired by a Portfolio may have the following features: (1) they will be in writing and will be physically held by a fund’s custodian; (2) a Portfolio’s right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor’s opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a Portfolio’s acquisition cost (excluding any accrued interest which a Portfolio paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period a Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

     A Portfolio expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio will pay for stand-by commitments, either separately in cash or by paying a higher price for Portfolio securities which are acquired subject to the commitments.

     It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a “fair value” of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

     The Advisor understands that the Internal Revenue Service (the “Service”) has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A Portfolio intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.

     Third Party Puts. A Portfolio may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a fund at specified intervals not exceeding 12 months to tender (or “put”) the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Portfolio receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond’s tax-exempt status, the put option will terminate automatically, the risk to a Portfolio will be that of holding such a long-term bond and the weighted average maturity of a Portfolio’s investments and the Portfolio’s liquidity would be adversely affected.

     These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a Portfolio, a Portfolio intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage a fund in a manner designed to minimize any adverse impact from these investments.

     US Government Securities. There are two broad categories of US Government debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

     Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the “full faith and credit” of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

     Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

     US Government Securities may include “zero coupon” securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

     Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

     Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of a fund’s investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of a Portfolio and may even result in losses to a Portfolio if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of a fund’s average maturity. As a result, a Portfolio’s return may experience greater volatility during periods of rising interest rates than under normal market conditions.

     Variable Rate Securities. A Portfolio may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank’s prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities (“Variable Rate Demand Securities”) have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate

Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A fund determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

     Investment Company Securities. A Portfolio may acquire securities of other investment companies to the extent consistent with its investment objective and investment policies and subject to the limitations of the 1940 Act. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

MANAGEMENT OF THE PORTFOLIOS

     Investment Advisor. On April 5, 2002, Zurich Scudder Investments, Inc. (“Scudder”), the investment advisor for each Portfolio, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management (“DeAM”) and changed its name to Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”). DeIM, which is part of Deutsche Asset Management, is the investment advisor for each Portfolio. Under the supervision of the Board of Trustees of each Portfolio, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes each Portfolio’s investment decisions, buys and sells securities for each Portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The Portfolios’ investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

     Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

     DeIM is one of the most experienced investment counsel firms in the US. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the US investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company (“Zurich”) acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder’s name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, the Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.

     The Advisor manages each Portfolio’s daily investment and business affairs subject to the policies established by the Trust’s Board of Trustees.

     Pursuant to an investment management agreement with each Portfolio, the Advisor acts as each Portfolio’s investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Portfolios if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor’s duties.

     Today, the Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

     The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor’s clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor’s international investment management team travels the world researching hundreds of companies. In selecting securities in which a Portfolio may invest, the conclusions and investment decisions of the Advisor with respect to a Portfolio are based primarily on the analyses of its own research department.

     In certain cases, the investments for a Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Portfolio can be expected to vary from those of these other mutual funds.

     Certain investments may be appropriate for a Portfolio and also for other clients advised by the Advisor. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Portfolio.

     The present investment management agreements (the “Agreements”) were approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreements continued in effect until September 30, 2002 and continue from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust, Trustees or of a majority of the outstanding voting securities of the Portfolios.

     The Agreements may be terminated at any time without payment of penalty by either party on sixty days’ written notice and automatically terminate in the event of their assignment.

     Under the Agreements, the Advisor regularly provides each Portfolio with continuing investment management consistent with each Portfolio’s investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Portfolio’s assets shall be held uninvested, subject to the Trust’s Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the “Code”) and to each Portfolio’s investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Portfolio.

     Under each Portfolio’s Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for each Portfolio’s operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Trust (such as the Trust’s transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Trust’s federal, state and local tax returns; preparing and filing the Trust’s federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Trust under applicable federal and state securities laws; maintaining the Trust’s books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Trust; assisting in the resolution of accounting and legal issues; establishing and monitoring the Trust’s operating budget; processing the payment of the Trust’s bills; assisting the Trust in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Trust in the conduct of its business, subject to the direction and control of the Trustees.

     Under its respective Agreement, each Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers’ commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Portfolio. Each Portfolio is also responsible for its expenses of shareholders’ meetings, the cost of responding to shareholders’ inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Portfolios with respect thereto.

     Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

     The Portfolios, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

     In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not “interested persons” of the Advisor are represented by independent counsel at the Portfolios’ expense.

     For the services and facilities furnished to the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, the Portfolios pay a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolios and allocated among the Portfolios based upon the relative net assets of each Portfolio. Pursuant to the Agreements, the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio paid the Advisor fees of $5,457,329, $2,671,603 and $1,412,728 for the fiscal year ended April 30, 2004; $9,711,942, $2,923,467 and $1,374,206 for the fiscal year ended April 30, 2003; and $15,805,533, $2,819,556 and $1,565,293, respectively, for the fiscal year ended April 30, 2002.

     Board Considerations of Annual Renewal of Investment Management Agreements. As part of the annual contract review process, the Board, as a whole, the Non-interested Trustees, separately, and the Portfolios’ Oversight Committees met on several occasions to consider the renewal of each Portfolio’s former investment management agreement. The Oversight Committees initially analyzed and reviewed extensive materials, received responses from the Advisor and received advice from counsel. The Committees presented their findings and recommendations to the Non-interested Trustees as a group. The Non-interested Trustees then reviewed the Committee’s findings and recommendations and presented their recommendations to the full Board. At a meeting on September 26, 2003, the Board concluded that the terms of the investment management agreements for each Portfolio are fair and reasonable and the continuance of each agreement is in the best interest of each Portfolio.

     In connection with their meetings, the Oversight Committees and the Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including information about (i) the nature and quality of services provided by the Advisor under the investment management agreements; (ii) the management fees, expense ratios and asset size of the Portfolios relative to peer groups; (iii) the level of the Advisor’s profits with respect to the management of the Portfolios, including the methodology used to allocate costs among funds advised by the Advisor; (iv) the short-term and long-term performance of the Portfolios relative to appropriate peer groups and one or a combination of market indices; (v) fall-out benefits to the Advisor from its relationship to the Portfolios, including revenues derived from services provided to the Portfolios by affiliates of the Advisor; and (vi) the potential incidental benefits to the Advisor, the Portfolios and their shareholders.

     Investment Performance. The Board reviewed the Portfolios’ investment performance as well as the performance of a peer group of funds, and the performance of an appropriate index or combination of indices. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance of certain funds advised by the Advisor and steps taken by the Advisor to improve such underperformance. In particular, the Board has requested the Advisor to identify Scudder funds whose performance rank in the lowest quartile of their peer group (“Focus Funds”) and to provide more frequent reports of steps to monitor and improve performance of the Focus Funds.

     Fees and Expenses. The Board considered each Portfolio’s management fee rates, expense ratios and asset sizes relative to an appropriate peer group of funds, including information about the expense limitation commitments from the Advisor.

     Profitability. The Board considered the level of the Advisor’s profits with respect to the management of the Portfolios, including a review of the Advisor’s methodology in allocating its costs to the management of the Portfolios. The Board considered the profits realized by the Advisor in connection with the operation of the Portfolios and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. The Board also considered the Advisor’s profit margins in comparison with available industry data.

     Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of the Portfolios and whether the Portfolios have appropriately benefited from any economies of scale. The Board considered whether the management fee rates are reasonable in relation to the asset size of the Portfolios.

     Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor’s staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

     Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies.

     Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates.

Code of Ethics

     The Trust, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Trust, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor’s Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Trust. Among other things, the Advisor’s Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Exceptions to these and other provisions of the Advisor’s Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO SERVICE PROVIDERS

Underwriter

     Pursuant to an underwriting and distribution services agreement (the “Distribution Agreement”), Scudder Distributors, Inc. (“SDI”), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The Distribution Agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through the Trust. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms’ clients. Each Portfolio has adopted for the Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares a plan in accordance with Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). This rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. For its services under the distribution agreement and pursuant to the 12b-1 Plans, each Portfolio pays SDI a distribution services fee, payable monthly, at the annual rate of 0.30% of average daily net assets with respect to the Davidson Cash Equivalent Shares of the Portfolios and 0.25% of average daily net assets with respect to the Davidson Cash Equivalent Plus Shares Portfolios. Expenditures by SDI on behalf of the Portfolios need not be made on the same basis that such fees are allocated. The fees are accrued daily as an expense of the Portfolios.

     As principal underwriter for the Trust, SDI acts as agent of the Trust in the continuous sale of its shares of the Portfolios. SDI pays all its expenses under the Distribution Agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs.

     SDI has entered into related administration services and selling group agreements (“services agreements”) with various firms to provide cash management and other services for shareholders of the Davidson Cash Equivalent Shares and the Davidson Cash Equivalent Plus Shares of the Portfolios. Such services and assistance may include, but may not be limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Portfolio shares of client account balances, answering routine inquiries regarding a Portfolio, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. SDI also may provide some of the above services for the Portfolios. SDI normally pays such firms for services at a maximum annual rate of 0.25% of average daily net assets of those accounts in the Davidson Cash Equivalent Shares of the Portfolios that they maintain and service and 0.20% of average daily net assets of those accounts in the Davidson Cash Equivalent Plus Shares of the Portfolios that they maintain and service. SDI in its discretion may pay certain firms additional amounts.

     SDI will, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Portfolios.

     The Distribution Agreement and the 12b-1 Plans continue in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by SDI upon 60 days’ written notice. Termination of the Distribution Agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a “majority of the outstanding voting securities” of the Trust as defined under the 1940 Act. The 12b-1 Plans may not be amended to increase the fee to be paid by the Davidson Cash Equivalent Shares or the Davidson Cash Equivalent Plus Shares of a Portfolio without approval by a majority of the outstanding voting securities of the Davidson Cash Equivalent Shares or the Davidson Cash Equivalent Plus Shares of a Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plans. The 12b-1 Plans may be terminated for the Davidson Cash Equivalent Shares or the Davidson Cash Equivalent Plus Shares of a Portfolio at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Davidson Cash Equivalent Shares or the Davidson Cash Equivalent Plus Shares of that Portfolio. The Portfolios of the Trust will vote separately with respect to 12b-1 Plans.

Sub-Distributor

     D.A. Davidson & Co., 83rd Street North, Great Falls, MT 59401, acts as sole sub-distributor of the Davidson Cash Equivalent Shares and the Davidson Cash Equivalent Plus Shares.

Independent Registered Public Accounting Firm and Reports to Shareholders

     Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, an independent registered public accounting firm, audits the financial statements of the Portfolios and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

     Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, IL 60601 serves as legal counsel to the Portfolios and the Independent Trustees.

Fund Accounting Agent

     Scudder Fund Accounting Corporation (“SFAC”), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of each Portfolio and maintaining portfolio and general accounting records. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

     Pursuant to an agreement among the Advisor, SFAC and State Street Bank and Trust Company (“SSB”) (the “Sub-Accounting and Sub-Administrator Agreement”), SFAC and the Advisor have delegated certain fund accounting functions to SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by the Advisor and SFAC, not by the Portfolios.

Administrator

     Pursuant to a sub-administrator agreement between the Advisor and SSB, the Advisor has delegated certain administrative functions to SSB under the investment management agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Portfolios.

Custodian, Transfer Agent And Shareholder Service Agent

     State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, (the “Custodian”) as custodian, has custody of all securities and cash of the Trust. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolios.

     State Street also acts as transfer agent for the Portfolios. Pursuant to a services agreement with State Street, Scudder Investments Service Company (“SISC”), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, serves as “Shareholder Service Agent.” State Street receives as transfer agent, and pays to SISC annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement.

	Fees Paid to SISC
Fund	Fiscal Year 2004	Fiscal Year 2003	Fiscal Year 2002
Money Market Portfolio	$3,173	$11,854,834	$22,878,882
Government Securities Portfolio	$3,352	$462,383	$1,394,367
Tax-Exempt Portfolio	$1,542	$466,875	$1,206,176

     Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. (“DST”), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Portfolios.

PORTFOLIO TRANSACTIONS

Brokerage Commissions

     Allocation of brokerage is supervised by the Advisor.

     Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases.

     During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

     Tax-Exempt Versus Taxable Yield. You may want to determine which investment—tax-exempt or taxable—will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 2004 tax rates schedules.

     FEDERAL

Tax-Equivalent Yields Scudder 2004
	Effective	Effective	Federal		Effective	Effective
Taxable Income	State	Federal	Tax	Taxable Income	State	Federal	Federal Tax
Single	Rate	Rate	Bracket	Joint	Rate	Rate	Bracket
$29,051 - $70,350	0.00%	25.00%	25.00%	$58,101 - $117,250	0.00%	25.00%	25.00%
$70,351 - $146,750	0.00%	28.00%	28.00%	$117,251 - $178,650	0.00%	28.00%	28.00%
$146,751 - $319,100	0.00%	33.00%	33.00%	$178,651 - $319,100	0.00%	33.00%	33.00%
over $319,100	0.00%	35.00%	35.00%	over $319,100	0.00%	35.00%	35.00%

	If your combined federal and state effective tax rate in 2003 is:

	10.00%	15.00%	25.00%	28.00%	33.00%	35.00%
To match these
tax-free yields:	Your taxable investment would have to earn the following yield:

2.00%	2.22%	2.35%	2.67%	2.78%	2.99%	3.08%
3.00%	3.33%	3.53%	4.00%	4.17%	4.48%	4.62%

Tax-Equivalent Yields Scudder 2004
	Effective	Effective	Federal		Effective	Effective
Taxable Income	State	Federal	Tax	Taxable Income	State	Federal	Federal Tax
Single	Rate	Rate	Bracket	Joint	Rate	Rate	Bracket
4.00%	4.44%	4.71%	5.33%	5.56%	5.97%	6.15%
5.00%	5.56%	5.88%	6.67%	6.94%	7.46%	7.69%
6.00%	6.67%	7.06%	8.00%	8.33%	8.96%	9.23%
7.00%	7.78%	8.24%	9.33%	9.72%	10.45%	10.77%
8.00%	8.89%	9.41%	10.67%	11.11%	11.94%	12.31%
9.00%	10.00%	10.59%	12.00%	12.50%	13.43%	13.85%

Please note:

1) This chart does not take into consideration any local or city tax rates.

2) The effective state and federal tax rates are calculated using the highest marginal tax rate within the applicable tax bracket.

3) The combined effective tax rate reflects a deduction for state income taxes on the federal return.

4) Taxable income amounts represent taxable income as defined in the Internal Revenue Code

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

     Shares of each Portfolio are sold at net asset value only through D.A. Davidson & Co. (“Davidson”). Investors must indicate the Portfolio in which they wish to invest. Each Portfolio has established a minimum initial investment of $1,000 for Davidson Cash Equivalent Shares and a minimum initial investment of $10,000 for Davidson Cash Equivalent Plus Shares, but the minimum may be changed at anytime in management’s discretion. Davidson may set higher minimums for accounts they service and may change such minimums at their discretion. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Advisor and its affiliates.

     Each Portfolio seeks to have their investment portfolios as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank’s account with its regional Federal Reserve Bank), each Portfolio has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in US Dollars) will not be considered in proper form and will not be processed unless and until a Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

     Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day’s dividend if effected at or prior to the 2:00 p.m. Eastern time net asset value determination for the Government & Agency Securities Portfolio, at or prior to the 4:00 p.m. Eastern time net asset value determination for the Money Market Portfolio and at or prior to the 12:00 p.m. Eastern time net asset value determination for the Tax-Exempt Portfolio; (ii) the dividend for the next calendar day if effected at the 5:00 p.m. Eastern time net asset value determination for the Money Market Portfolio; and 4:00 p.m. Eastern time net asset value determination for the Government & Agency Securities Portfolio and Tax-Exempt Portfolio or, for the Government & Agency Securities Portfolio, 9:00 p.m. Eastern time net asset value determination provided such payment is received by 4:00 p.m. Eastern time; or (iii) the dividend for the next business day if effected at the 9:00 p.m. Eastern time net asset value determination and payment is received after 4:00 p.m. Eastern time on such date for the Government & Agency Securities Portfolio. Confirmed share purchases that are effective at the 9:00 p.m. Eastern time net asset value determination for the Government & Agency Securities Portfolio will receive dividends upon receipt of payment for such transactions in the form of Federal Funds in accordance with the time provisions immediately above.

          Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern time on the next business day following receipt (5:00 p.m. Eastern time for Money Market Portfolio) and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

          If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to the appropriate Portfolio bank account (CAT Money Market Portfolio 46: 98-0119-980-3; CAT Government & Agency Securities Portfolio 47: 98-0119-983-8; CAT Tax-Exempt Portfolio 48: 98-0119-985-4) and further credit to your account number.

Redemption of Shares

          General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by a Portfolio at the next determined net asset value. If processed by 12:00 p.m. (or 4:00 p.m. for the Money Market Portfolio) Eastern time, the shareholder will receive that day’s dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

          Each Portfolio may suspend the right of redemption or delay payment more than seven days (except Money Market Portfolio, which is one business day) (a) during any period when the New York Stock Exchange (“Exchange”) is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio’s investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Trust’s shareholders.

          In addition, the Money Market Portfolio may delay payments of redemptions in the event of a closing of the Federal Reserve Bank’s wire payment system until a reasonable time after the system reopens, but in any event the Portfolio may not delay payment more than seven days except under the circumstances discussed in the previous paragraph.

          Although it is each Portfolio’s present policy to redeem in cash, a Portfolio (for Money Market Portfolio, upon consent of a redeeming shareholder) may pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirements, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as may be deemed fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.

          If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House (“ACH”) transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

          If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by a Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

          Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

          Each Portfolio reserves the right to redeem an account that falls below the minimum investment level of $1,000 for Davidson Cash Equivalent Shares or $10,000 for Davidson Cash Equivalent Plus Shares. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Portfolio redeems the shareholder account.

          Davidson may independently establish and charge other amounts to their clients to redeem Portfolio shares.

          Regular Redemptions. When shares are held for the account of a shareholder by the Trust’s transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Scudder Investments Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

          Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-332-5915. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder’s account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.

          Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder’s brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 12:00 p.m. Eastern time for Government Securities Portfolio and Tax-Exempt Portfolio and 4:00 p.m. Eastern time for Money Market Portfolio, will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-332-5915 or in writing, subject to the limitations on liability. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder’s financial services firm or bank. Each Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder’s firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.

          Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio (“Redemption Checks”). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder’s account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Davidson may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Portfolio.

          Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been owned for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Portfolio reserves the right to terminate or modify this privilege at any time.

          A Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when “stop payment” of a Redemption Check is requested.

Special Features

          Exchange Privilege. Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below.

          Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Management Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional, Treasury Money Fund Institutional, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.—Prime Series, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.–Treasury Series, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.—Tax-Free Series, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI. All exchanges among money funds must meet applicable investor eligibility and investment requirements. Exchanges may only be made for funds that are available for sale in the shareholder’s state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

          The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder’s adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the Principal Underwriter. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-332-5915 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days’ prior written notice of any termination or material change will be provided.

          Automatic Withdrawal Program. An owner of $5,000 or more of a Portfolio’s Davidson Cash Equivalent Shares or $15,000 or more of a Portfolio’s Davidson Cash Equivalent Plus Shares may provide for the payment from the owner’s account of any requested dollar amount up to $50,000 to be paid to the owner or the owner’s designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by a Portfolio and may be terminated at any time by the shareholder or a Portfolio. Firms provide varying arrangements for their clients to redeem shares of a Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

          Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish your account in any of the following types of retirement plans:

•	Individual Retirement Accounts (IRAs) trusteed by State Street Bank (“State Street”). This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

•	403(b) Custodial Accounts also trusteed by State Street. This type of plan is available to employees of most non-profit organizations.

•	Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

          Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by State Street describe the current fees payable to State Street for its services as trustee. Investors should consult with their own tax advisors before establishing a retirement plan.

          Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer’s financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer’s payroll bank in the case of Direct Deposit, and your account. Your bank’s crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact Scudder Investments Service Company at 1-800-332-5915 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolios.

Internet Access

          World Wide Web Site. Scudder maintains a web site that is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses. Users can fill out new account forms on-line, order free software, and request literature on funds.

DIVIDENDS

          Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at net asset value on the last business day of the month. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date.

          Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of (a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are accrued each day. While each Portfolio’s investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which State Street acts as trustee will be sent quarterly.

          If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see “Purchase of Shares”). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder’s account.

NET ASSET VALUE

          The net asset value of shares of the Portfolio is calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

          As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio’s investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio’s $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio’s net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio’s net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Orders received by dealers or other financial services firms prior to the 9:00 p.m. Eastern Time determination of net asset value for the Government Securities Portfolio and received by SDI prior to the close of its business day can be confirmed at the 9:00 p.m. Eastern Time determination of net asset value for that day. Such transactions are settled by payment of Federal funds in accordance with procedures established by SDI. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio’s net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

TAXES

          The following is intended to be a general summary of certain federal income tax consequences of investing in the funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Portfolio.

          Taxable Portfolios. The Money Market Portfolio and the Government Securities Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.

          Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolios may adjust their schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

          Tax-Exempt Portfolio. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the US Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain “private activity bonds” issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions.

          Exempt-interest dividends, except to the extent of interest from “private activity bonds,” are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder’s “adjusted current earnings.” Seventy-five percent of the excess, if any, of “adjusted current earnings” over the corporate shareholder’s other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisors with respect to alternative minimum tax consequences.

          Shareholders will be required to disclose on their Federal income tax returns the amount of tax-exempt interest earned during the year, including exempt-interest dividends received from the Tax-Exempt Portfolio.

          Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, and 50% of Social Security benefits.

          The tax exemption of dividends from the Tax-Exempt Portfolio for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolios are advised to consult their own tax advisors as to the status of their accounts under state and local tax laws.

          Each Portfolio is required by federal income tax law to withhold a portion of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be “rolled over.” The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisors regarding the 20% withholding requirement.

          Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are “substantial users” of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are “related persons” to such users; such persons should consult their tax advisors before investing in the Tax-Exempt Portfolio.

          Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which State Street serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually.

Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.

OFFICERS AND TRUSTEES

Cash Account Trust

     The following table presents certain information regarding the Trustees and Officers of the Trust as of September 23, 2004. Each individual’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee’s term of office extends until the next shareholders’ meeting called for the purpose of electing such Trustee and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the portfolios.

Independent Trustees

Name, Year of Birth,		Number of
Position(s) Held with the		Funds in Fund
Fund and Length of Time	Principal Occupation(s) During Past 5 Years and	Complex
Served[1]	Other Directorships Held	Overseen
Shirley D. Peterson (1941) Chairman since 1995, Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	81

John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company).	81

Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company; (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	81

Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer) (1963-1994).	81

Name, Year of Birth,		Number of
Position(s) Held with the		Funds in Fund
Fund and Length of Time	Principal Occupation(s) During Past 5 Years and	Complex
Served[1]	Other Directorships Held	Overseen
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products).	81

Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	81

Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorship: RCP Advisors, LLC (a private equity investment advisory firm).	81

Fred B. Renwick (1930) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001- present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	81

John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	81

Interested Trustee and Officers2

Number of
Name, Date of Birth,		Funds in
Position(s) Held with the		Scudder Fund
Trust and Length of	Principal Occupation(s) During Past 5 Years and	Complex
Time Served[1]	Other Directorships Held	Overseen
William N. Shiebler[3] (1942) Trustee, 2004-present	Chief Executive Officer in the Americas for Deutsche Asset Management (“DeAM”) and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999)	147

Julian F. Sluyters[4] (1960) Chief Executive Officer, 2004-present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991 to 1998) UBS Global Asset Management	n/a

Brenda Lyons[5] (1963) President, 2003-present	Managing Director, Deutsche Asset Management	n/a

Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a

Kenneth Murphy[5] (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a

Charles A. Rizzo[5] (1957) Treasurer and Chief Financial Officer, 2002-present	Managing Director, Deutsche Asset Management (April 2004 to present); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)	n/a

John Millette[5] (1962) Secretary, 2001-present	Director, Deutsche Asset Management	n/a

Lisa Hertz[4] (1970) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management	n/a

Number of
Name, Date of Birth,		Funds in
Position(s) Held with the		Scudder Fund
Trust and Length of	Principal Occupation(s) During Past 5 Years and	Complex
Time Served[1]	Other Directorships Held	Overseen
Daniel O. Hirsch[6] (1954) Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)	n/a

Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a

Kathleen Sullivan D’Eramo[5] (1957) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a

Salvatore Schiavone[5] (1965) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a

Kevin M. Gay[5] (1959) Assistant Treasurer, 2004-present	Vice President, Deutsche Asset Management	n/a

1	Length of time served represents the date that each Trustee was first elected to the common board of Trustees/Directors which oversees a number of investment companies, including the Portfolios, managed by the Advisor. For the Officers of the Portfolios, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees/Directors.

2	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

3	Address: 280 Park Avenue, New York, New York

4	Address: 345 Park Avenue, New York, New York

5	Address: Two International Place, Boston, Massachusetts

6	Address: One South Street, Baltimore, Maryland

Officers’ Role with Principal Underwriter: Scudder Distributors, Inc.

Caroline Pearson:	Secretary
Philip J. Collora:	Assistant Secretary

     Trustees’ Responsibilities. The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolios and to provide oversight of the management of the Portfolios. A majority of the Portfolio’s Board members are not affiliated with the Advisor.

     The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees’ responsibilities.

     Board Committees: The Trust’s Board has the following committees:

     Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Portfolios, confers with the independent registered public accounting firms regarding the Portfolios’ financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chair), Robert B. Hoffman and Lewis A. Burnham. The Audit Committee held ten meetings during calendar year 2003.

     Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Trust’s Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chair), James R. Edgar and Shirley D. Peterson. The Nominating and Governance Committee held six meetings during calendar year 2003. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Trust.

     Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Portfolios’ securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chair), William N. Shiebler and John G. Weithers. Alternate members are Donald L. Dunaway and Lewis A. Burnham. The Trusts’ Valuation Committee held two meetings during calendar year 2003.

     Money Market Oversight Committee: The Money Market Oversight Committee oversees investment activities of the Portfolios, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Money Market Oversight Committee are James R. Edgar (Chair), John W. Ballantine and Fred B. Renwick. The Money Market Oversight Committee held 3 meetings during calendar year 2003.

     Operations Committee: The Operations Committee oversees the operations of the Portfolios, such as reviewing administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chair), Paul K. Freeman, Fred B. Renwick and John G. Weithers. The Operations Committee held seven meetings during calendar year 2003.

     Remuneration. Each Independent Trustee receives a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by the Advisor. The Advisor supervises the Fund’s investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services.

     The Board of Trustees of the Fund established a deferred compensation plan for the Independent Trustees (“Deferred Compensation Plan”). Under the Deferred Compensation Plan, the Independent Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor (“Shadow Shares”). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected below in the table describing the Trustee’s share ownership.

     Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The Independent Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Trustee from the Fund and aggregate compensation from the fund complex during the calendar year 2003.

		Compensation from
	Compensation from	Government & Agency	Compensation from
Name of Trustee	Money Market Portfolio	Securities Portfolio	Tax-Exempt Portfolio
John W. Ballantine	7,320	5,840	4,280
Lewis A. Burnham	7,700	6,120	4,640
Donald L. Dunaway(1)	7,451	5,941	4,360
James R. Edgar(2)	6,570	5,220	3,840
Paul K. Freeman	7,180	5,720	4,200
Robert B. Hoffman	6,970	5,540	4,080
Shirley D. Peterson(3)	7,680	6,120	4,560
Fred B. Renwick	6,780	5,400	3,960
John G. Weithers	6,830	5,420	4,000

	Pension or Retirement	Total Compensation
	Benefits Accrued as Part	Paid to Trustees from
Name of Trustee	of Fund Expenses	Fund Complex(4)(5)
John W. Ballantine	0	$218,350
Lewis A. Burnham	0	$209,620
Donald L. Dunaway(1)	0	$239,200
James R. Edgar(2)	0	$175,210
Paul K. Freeman	0	$194,280
Robert B. Hoffman	0	$189,160
Shirley D. Peterson(3)	0	$207,790
Fred B. Renwick	0	$183,940
John G. Weithers	0	$185,380

(1)	Does not include deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trusts to Mr. Dunaway are $8,028.

(2)	Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trusts to Governor Edgar are $48,268.

(3)	Includes $19,020 in annual retainer fees received by Ms. Peterson as Lead Trustee.

(4)	For each Trustee, total compensation includes compensation for service on the boards of 31 trusts/corporations comprised of 81 funds/portfolios. Each Trustee currently serves on the boards of 31 DeAM trusts/corporations comprised of 82 funds/portfolios.

(5)	Aggregate compensation reflects amounts paid to the Trustees for special meetings in connection with amending the administrative services agreement and the transfer agency agreement and the delegation of certain fund accounting functions to State Street Bank and Trust Company. Such amounts totaled $15,510 for Messrs. Ballantine and Dunaway, $8,560 for Messrs. Freeman, Hoffman, Renwick, and Weithers, and $5,170 for Messrs. Burnham and Edgar and Ms. Peterson. These meeting fees were borne by the Advisor.

     Mr. Freeman, prior to his service as Independent Trustee of the Fund, served as a board member of certain funds in the Deutsche Bank complex (“DB Funds”). In connection with his resignation and the resignation of certain other board members as Trustees of the DB Funds on July 30, 2002 (the “Effective

Date”), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. (“DeAM”) agreed to recommend, and, if necessary obtain, directors and officers (“D&O”) liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

     Trustee Fund Ownership. Under the Trust’s Governance Procedures and Guidelines, the Independent Trustees have established the expectation that within three years, an Independent Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on “shadow investments” in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Independent Trustee’s personal investment needs. Each interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables set forth each Trustee’s share ownership of the Fund and all funds in the fund complex overseen by each Trustee as of December 31, 2003.

		Dollar Range of
	Dollar Range of	Securities Owned in	Dollar Range of
	Securities Owned in	Cash Account Trust:	Securities Owned in
	Cash Account Trust:	Government & Agency	Cash Account Trust:
Name of Trustee	Money Market Portfolio	Securities Portfolio	Tax-Exempt Portfolio
John W. Ballantine	$0	$0	$0
Lewis A. Burnham	$0	$0	$0
Donald L. Dunaway*	$0	$0	$0
James R. Edgar*	$0	$0	$0
Paul K. Freeman	$0	$0	$0
Robert B. Hoffman	$0	$0	$0
Shirley D. Peterson	$0	$0	$0
Fred B. Renwick	$0	$0	$0
William N. Shiebler	$0	$0	$0
John G. Weithers	$0	$0	$0

Aggregate Dollar Range of
Securities Owned in
All Funds in the Fund
Complex Overseen by
Name of Trustee	Trustee
John W. Ballantine.	Over $100,000
Lewis A. Burnham	Over $100,000
Donald L. Dunaway*	Over $100,000
James R. Edgar*	Over $100,000
Paul K. Freeman	Over $100,000
Richard T. Hale	Over $100,000
Robert B. Hoffman	Over $100,000
Shirley D. Peterson	Over $100,000

Aggregate Dollar Range of
Securities Owned in
All Funds in the Fund
Complex Overseen by
Name of Trustee	Trustee
Fred B. Renwick	Over $100,000
William N. Shiebler	* *
John G. Weithers	Over $100,000

*	The dollar range of shares shown includes share equivalents of certain Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust’s Deferred Compensation Plan as more fully described above under “Remuneration.”

**	Mr. Shiebler was elected to the Board effective June 18, 2004. As of December 31, 2003 Mr. Shiebler owned over $100,000 in other Funds in the Scudder Fund Complex.

     As of August 31, 2004, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of any class of a Portfolio’s outstanding shares.

     To the best of the Trusts’ knowledge, as of August 31, 2004, no person owned of record or beneficially 5% or more of any class of a Portfolio’s outstanding shares, except as noted below.

     As of August 31, 2004, 98,921.030 shares in the aggregate, or 12.43% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of Guarantee & Trust Co. TTEE FBO, Richard G. Cole IRA, 7240 Misty Morning SE, Caledonia, MI 49316-9045.

     As of August 31, 2004, 252,533.860 shares in the aggregate, or 31.72% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of Citation Financial Group, 1 New York Plaza, New York, NY 10004-1901.

     As of August 31, 2004, 50,037.180 shares in the aggregate, or 6.29% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of John F. Fuzak, 2085 Shagbark Ln., Okemos, MI 48864-3625.

     As of August 31, 2004, 49,754.390 shares in the aggregate, or 6.25% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of Norma H. Linderholm Hansen, 1120 W 7th Avenue DR, Broomfield, CO 80020-1838.

     As of August 31, 2004, 41,329.080 shares in the aggregate, or 5.19% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of Bart Spedden, 1 New York Plaza, New York, NY 10004-1901.

     As of August 31, 2004, 92,292,500.000 shares in the aggregate, or 29.21% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Premium Reserve Money Market Shares were held in the name of Fiduciary Trust CO Int’l AS Agent, Attn: Mutual Fund Processing, Attn: Frank Lomassaro, 600 5th Ave., New York, NY 10020-2302.

     As of August 31, 2004, 203,682,502.050 shares in the aggregate, or 64.45% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Premium Reserve Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

     As of August 31, 2004, 22,458,476.960 shares in the aggregate, or 21.84% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Shares were held in the name of

National Financial Services LLC, For the Exclusive Benefit of our Customers, 200 Liberty St., New York, NY 10281-1003.

     As of August 31, 2004, 8,098,186.350 shares in the aggregate, or 7.88% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Shares were held in the name of Foster & Sears LLP Owens, PO Box 150008, Arlington, TX 76015-6008.

     As of August 31, 2004, 7,940,300.700 shares in the aggregate, or 7.72% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Shares were held in the name of Foster & Sears LLP Fibreboard, PO Box 150008, Arlington, TX 76015-6008.

     As of August 31, 2004, 50,724,573.730 shares in the aggregate, or 49.33% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

     As of August 31, 2004, 3,076,125,585.549 shares in the aggregate, or 95.39% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Premier Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

     As of August 31, 2004, 205.240 shares in the aggregate, or 16.77% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Select Shares were held in the name of Scudder Investment Audit Acct., PD-02, 330 W. 9th St., Kansas City, MO 64105-1514.

     As of August 31, 2004, 1,018.460 shares in the aggregate, or 83.23% of the outstanding shares were held in the name of Cash Account Trust, Money Market Portfolio, Institutional Select Shares were held in the name of Deutsche Investment Management Americas Inc., Deutsche Bank TR Company Americas, Attn: Paul J. Miller, 16 Wall St. # NYC04-0601, New York, NY 10005-1901.

TRUST ORGANIZATION

     The Trust is an open-end, management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or “Portfolios,” all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust is currently divided into three series: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Money Market Portfolio is currently divided into six classes of shares: Premium Reserve Shares, Premier Money Market Shares, Institutional Shares, Service Shares, Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares. Government & Agency Securities Portfolio is divided into four classes of shares: Premier Money Market Shares, Services Shares, Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares. Tax-Exempt Portfolio is divided into five classes of shares: Managed Shares, Institutional Shares, Premier Money Market Shares, Services Shares and Davidson Cash Equivalent Shares.

     The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Portfolios. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Portfolios’ prospectus. Each share has equal rights with each other share of the same class of the Portfolio as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by notice to the shareholders without shareholder approval.

     The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust, as amended (“Declaration of Trust”), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination or reorganization of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

     Subject to the Declaration of Trust, shareholders may remove trustees. Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

     The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

     Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

     The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Portfolio could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Portfolio and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

     The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

PROXY VOTING GUIDELINES

     Each portfolio has delegated proxy voting responsibilities to its investment advisor, subject to the Board’s general oversight. Each portfolio has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with each portfolio’s best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures (“Policies”), and Proxy Voting Guidelines (“Guidelines”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the fund, and the interests of the Advisor and its affiliates, including each portfolio’s principal underwriter. The Guidelines set forth the Advisor’s general position on various proposals, such as:

•	Shareholder Rights—The Advisor generally votes against proposals that restrict shareholder rights.

•	Corporate Governance—The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

•	Anti-Takeover Matters—The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

•	Compensation Matters—The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor’s criteria.

•	Routine Matters—The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

     The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter (“affiliated investment companies”). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

     Although the Guidelines set forth the Advisor’s general voting positions on various proposals, the Advisor may, consistent with the fund’s best interests, determine under some circumstances to vote contrary to those positions.

     The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

     The Advisor may consider the views of a portfolio company’s management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management’s views are not determinative.

     As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor’s conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

     Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

FINANCIAL STATEMENTS

     The financial statements, including the portfolio of investments, of each Portfolio, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Reports to the Shareholders of the Portfolios dated April 30, 2004 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information. Information concerning portfolio holdings of a Scudder Fund as of a month end is available upon request no earlier than the 16th day after month end. Please call the number appearing on the front cover of this Statement of Additional Information to make such a request.

ADDITIONAL INFORMATION

     The CUSIP number of CAT Money Market Portfolio’s Davidson Cash Equivalent Shares is 147539779. The CUSIP number of CAT Money Market Portfolio’s Davidson Cash Equivalent Plus Shares is 147539787.

     The CUSIP number of CAT Government & Agency Securities Portfolio’s Davidson Cash Equivalent Shares is 147539753. The CUSIP number of CAT Government & Agency Securities Portfolio’s Davidson Cash Equivalent Plus Shares is 147539761.

     The CUSIP number of CAT Tax-Exempt Portfolio’s Davidson Cash Equivalent Shares is 147539746.

     Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio each have a fiscal year of April 30.

     The Portfolios’ prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which a Portfolio has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to a Portfolio and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

APPENDIX—RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

     Commercial paper rated by Standard & Poor’s Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated “A” or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer’s commercial paper is rated A-1, A-2 or A-3.

     The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody’s Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated Prime-1, 2 or 3.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

     Moody’s Investors Service, Inc.’s ratings for state and municipal notes and other short-term loans will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR’S CORPORATION BOND RATINGS, CORPORATE BONDS

     AAA. This is the highest rating assigned by Standard & Poor’s Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY’S INVESTORS SERVICE, INC. BOND RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP’S INC. BOND RATINGS

     AAA—Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

     AA—High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

CASH ACCOUNT TRUST

PART C
OTHER INFORMATION

Item 23	Exhibits
	(a)	(1)	Amended and Restated Agreement and Declaration of Trust dated March 17, 1990, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

	(b)	(1)	By-Laws of the Registrant are incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

		(2)	Amended By-Laws of the Registrant, dated November 29, 2000, are incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

	(c)	(1)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, with respect to Money Market Portfolio Retail, Premier, Institutional, and Service Shares, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

		(2)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, with respect to Tax-Exempt Portfolio Scudder Managed and Scudder Institutional Shares, is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement.

		(3)	Re-designation of Classes of Shares of Beneficial Interest and Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to the Premier Money Market Shares, Institutional Money Market Shares and Premium Reserve Money Market Shares within the Money Market Portfolio, dated November 11, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(4)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, with respect to the Premier Money Market Shares and Service Shares within the Government Securities Portfolio is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(5)	Amended and Restated Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to the Premier Money Market Shares within the Tax-Exempt Portfolio is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

1

Item 23	Exhibits
		(6)	Amended and Restated Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to Institutional Select Money Market Shares within the Money Market Portfolio is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

		(7)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, with respect to Davidson Cash Equivalent Shares – Money Market and Davidson Cash Equivalent Plus Shares – Money Market within the Money Market Portfolio (filed herewith).

		(8)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, with respect to Davidson Cash Equivalent Shares – Government & Agency and Davidson Cash Equivalent Plus Shares – Government & Agency within the Government & Agency Securities Portfolio (filed herewith).

		(9)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, with respect to Davidson Cash Equivalent Shares – Tax Exempt within the Tax-Exempt Portfolio (filed herewith).

	(d)	(1)	Investment Management Agreement between the Registrant and Scudder Kemper Investments, Inc., is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

		(2)	Investment Management Agreement between the Registrant and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement.

		(3)	Investment Management Agreement between the Registrant, on behalf of Money Market Portfolio, Tax-Exempt Portfolio and Government Securities Portfolio, and Deutsche Investment Management Americas Inc., dated April 5, 2002 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

		(4)	First Amendment to Investment Management Agreement, dated March 19, 2003 is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

	(e)	(1)	Underwriting and Distribution Services Agreement between the Registrant and Kemper Distributors, Inc., dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

		(2)	Underwriting and Distribution Services Agreement between the Registrant and Kemper Distributors, Inc., dated October 1, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(3)	Underwriting and Distribution Services Agreement between the Registrant and Scudder Distributors, Inc., dated April 5, 2002 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

	(f)		Not applicable.

2

Item 23	Exhibits
	(g)	(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street Bank”), dated April 19, 1999, is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement.

		(2)	Amended Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street Bank”), dated January 5, 2001, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

	(h)	(1)	Agency Agreement between the Registrant and Kemper Service Company, dated September 6, 1990, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

		(2)	Supplement, dated April 1, 1995, to Agency Agreement between the Registrant and Kemper Service Company, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

		(3)	Fund Accounting Services Agreement between the Registrant, on behalf of Government Securities Portfolio, and Scudder Fund Accounting Corporation, dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

		(4)	Fund Accounting Services Agreement between the Registrant, on behalf of Money Market Portfolio, and Scudder Fund Accounting Corporation dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

		(5)	Fund Accounting Services Agreement between the Registrant, on behalf of Tax-Exempt Portfolio, and Scudder Fund Accounting Corporation, dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

		(6)	First Amendment to Fund Accounting Services Agreement, dated March 19, 2003 is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

		(7)	Form of Administration, Shareholder Services and Distribution Agreement dated July 1998 between the Registrant, and Kemper Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

		(8)	Administration and Shareholder Services Agreement between the Registrant, on behalf of Money Market Portfolio — Retail Shares, and Kemper Distributors, Inc., dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

3

Item 23	Exhibits
		(9)	Administration and Shareholder Services Agreement between the Registrant, on behalf of Money Market Portfolio — Premier Shares, and Kemper Distributors, Inc., dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

		(10)	Administration and Shareholder Services Agreement between the Registrant, on behalf of Money Market Portfolio — Institutional Shares, and Kemper Distributors, Inc., dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

		(11)	Form of Administration and Shareholder Services Agreement between the Registrant, on behalf of the Tax-Exempt Portfolio Cash Managed Shares, and Kemper Distributors, Inc., dated September 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement.

		(12)	Administration and Shareholder Services Agreement between the Registrant, on behalf of the Money Market Portfolio — Premier Money Market Shares, and Kemper Distributors, Inc., dated November 30, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(13)	Administration and Shareholder Services Agreement between the Registrant, on behalf of the Government Securities Portfolio —Premier Money Market Shares, and Kemper Distributors, Inc, dated November 30, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(14)	Administration and Shareholder Services Agreement between the Registrant, on behalf of the Tax-Exempt Portfolio — Premier Money Market Shares, and Kemper Distributors, Inc, dated November 30, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(15)	Shareholder Services Agreement between the Registrant, on behalf of Premium Reserve Money Market Shares and Institutional Money Market Shares of Money Market Portfolio and Tax-Exempt Cash Managed Shares of Tax-Exempt Portfolio, and Scudder Distributors, Inc., dated July 1, 2001, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

	(i)		Legal Opinion of Counsel (filed herewith).

	(j)		Consent of Independent Registered Public Accounting Firm (filed herewith).

	(k)		Not applicable.

	(l)		Not applicable.

4

Item 23	Exhibits
	(m)	(1)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of Tax-Exempt Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

		(2)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of Government Securities Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

		(3)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of Money Market Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

		(4)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Premier Money Market Shares, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(5)	12b-1 Plan between the Registrant, on behalf of the Government Securities Portfolio —Premier Money Market Shares, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(6)	12b-1 Plan between the Registrant, on behalf of the Tax-Exempt Portfolio — Premier Money Market Shares, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(7)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Service Shares, dated November 16, 1999 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

		(8)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of the Tax-Exempt Portfolio — Service Shares, dated November 16, 1999 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

		(9)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Institutional Money Market Shares, dated July 1, 2001, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

		(10)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Premium Reserve Money Market Shares, dated July 1, 2001, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

5

Item 23	Exhibits
		(11)	12b-1 Plan between the Registrant, on behalf of the Tax-Exempt Portfolio — Tax-Exempt Cash Managed Shares, dated July 1, 2001, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

		(12)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Davidson Cash Equivalent Shares, dated September 27, 2004 (filed herewith).

		(13)	12b-1 Plan between the Registrant, on behalf of the Government & Agency Securities Portfolio — Davidson Cash Equivalent Shares, dated September 27, 2004 (filed herewith).

		(14)	12b-1 Plan between the Registrant, on behalf of the Tax-Exempt Portfolio — Davidson Cash Equivalent Shares, dated September 27, 2004 (filed herewith).

		(15)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Davidson Cash Equivalent Plus Shares, dated September 27, 2004 (filed herewith).

		(16)	12b-1 Plan between the Registrant, on behalf of the Government & Agency Securities Portfolio — Davidson Cash Equivalent Plus Shares, dated September 27, 2004 (filed herewith).

	(n)	(1)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Series, dated November 17, 1998, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

		(2)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated September 28, 1999, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

		(3)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(4)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Government Securities Portfolio, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

		(5)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

6

Item 23	Exhibits
		(6)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated July 1, 2001 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

		(7)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated July 1, 2001 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

		(8)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated December 1, 2002 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

		(9)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Government & Agency Securities Portfolio, dated September 27, 2004 (filed herewith).

		(10)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated September 27, 2004 (filed herewith).

		(11)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated September 27, 2004 (filed herewith).

	(p)	(1)	Code of Ethics for Cash Account Trust is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement.

		(2)	Code of Ethics for Scudder Funds, as of April 5, 2002 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

		(3)	Code of Ethics for Deutsche Asset Management, dated February 1, 2004 is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

Item 24 Persons Controlled by or under Common Control with Fund

None

Item 25 Indemnification

Article VIII of the Registrant’s Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

7

Each of the trustees who is not an “interested person” (as defined under the Investment Company Act of 1940) of Registrant (a “Non-interested Trustee”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

On April 5, 2002, Zurich Scudder Investments, Inc. (“Scudder”), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the “Transaction”). In connection with the Trustees’ evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not “interested persons” of Scudder, Deutsche Bank or Registrant (the “Independent Trustees”) for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees’ consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

Item 26 Business and Other Connections of Investment Advisor

During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27 Principal Underwriters

(a)

Scudder Distributors, Inc. acts as principal underwriter of the Registrant’s shares and acts as principal underwriter for registered open-end management investment companies, other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. and Investment Company Capital Corp.

(b)

Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

8

(1)
Scudder Distributors, Inc.	(2)	(3)
Name and Principal	Positions and Offices with	Positions and
Business Address	Scudder Distributors, Inc.	Offices with Registrant
Thomas F. Eggers
1325 Avenue of the Americas
New York, NY 10019	Chairman and Director	None

Jonathan R. Baum
1325 Avenue of the Americas	Chief Executive Officer, President and
New York, NY 10019	Director	None

Michael L. Gallagher
222 South Riverside Plaza
Chicago, IL 60606	Vice President and Director	None

John W. Edwards, Jr.
60 Wall St.
New York, NY 10005	Chief Financial Officer and Treasurer	None

Michael Volo
1325 Avenue of the Americas
New York, NY 10019	Chief Operating Officer and Vice President	None

Caroline Pearson
Two International Place
Boston, MA 02110-4103	Secretary	Assistant Secretary

Linda J. Wondrack
Two International Place
Boston, MA 02110-4103	Vice President and Chief Compliance Officer	None

David Edlin
222 South Riverside Plaza
Chicago, IL 60606	Vice President	None

Robert Froelich
222 South Riverside Plaza
Chicago, IL 60606	Vice President	None

M. Patrick Donovan
Two International Place	Vice President & Anti-Money Laundering
Boston, MA 02110-4103	Compliance Officer	None

Thomas Winnick
1325 Avenue of the Americas
New York, NY 10019	Vice President	None

Gigi Szekely
1251 Avenue of the Americas
New York, NY 10020	Vice President	None

Philip J. Collora
222 South Riverside Plaza		Vice President and
Chicago, IL 60606	Assistant Secretary	Assistant Secretary

9

     (c) Not applicable

Item 28 Location of Accounts and Records

Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant’s investment adviser, Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant’s principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions or transfer agency functions, at the offices of the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of DST Systems, Inc., 127 West 10th Street, Kansas City, Missouri, and of the shareholder service agent, Scudder Investments Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29 Management Services

Not applicable.

Item 30 Undertakings

Not applicable.

10

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 23rd day of September, 2004.

CASH ACCOUNT TRUST

By:	/s/ Julian F. Sluyters

Julian F. Sluyters
Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE
/s/ William N. Shiebler William N. Shiebler	Trustee	September 23, 2004
/s/ Charles A. Rizzo Charles A. Rizzo	Treasurer	September 23, 2004
/s/John W. Ballantine John W. Ballantine*	Trustee	September 23, 2004
/s/Lewis A. Burnham Lewis A. Burnham*	Trustee	September 23, 2004
/s/Donald L. Dunaway Donald L. Dunaway*	Trustee	September 23, 2004
/s/James R. Edgar James R. Edgar*	Trustee	September 23, 2004
/s/Paul K. Freeman Paul K. Freeman*	Trustee	September 23, 2004
/s/Robert B. Hoffman Robert B. Hoffman*	Trustee	September 23, 2004
/s/Shirley D. Peterson Shirley D. Peterson*	Trustee and Chairman	September 23, 2004
/s/Fred B. Renwick Fred B. Renwick*	Trustee	September 23, 2004
/s/John G. Weithers John G. Weithers*	Trustee	September 23, 2004

1

*By:	/s/ Caroline Pearson

Caroline Pearson** Assistant Secretary

**	Attorney-in-fact pursuant to the powers of attorney contained in and incorporated by reference to Post- Effective Amendment No. 22 to the Registration Statement, as filed on July 27, 2001 and Post-Effective Amendment No. 23 to the Registration Statement, as filed on July 31, 2002.

2